SEGMENTED INFORMATION - Financial Information by Segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Revenue	$ 18,083	$ 23,050	$ 36,027	$ 45,957
Equity	161,645	167,564	161,645	167,564		$ 165,383
Equity accounted investments	72,179		72,179			68,310
Other financial assets	29,968		29,968			25,887
Goodwill	38,664		38,664			35,730
Revenue from contracts with customers	14,600	19,430	29,143	38,835
Direct costs	13,915	19,152	27,365	38,198
Other income and gains	$ 30	$ 244	$ 618	$ 484
BAM
Disclosure of operating segments [line items]
Combined Proportion of Ownership Interest in a Subsidiary [Abstract]	73.00%		73.00%
BAM | Via BWS
Disclosure of operating segments [line items]
Combined Proportion of Ownership Interest in a Subsidiary [Abstract]	4.00%		4.00%
Oaktree [Member]
Disclosure of operating segments [line items]
Proportion of ownership interest in associate or joint venture	74.00%	73.00%	74.00%	73.00%
Basis of Calculation	100.00%	100.00%	100.00%	100.00%
Common shares | Common equity
Disclosure of operating segments [line items]
Equity	$ 42,493	$ 41,232	$ 42,493	$ 41,232	$ 42,493	41,874
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	1,378	996	2,760	2,447
Operating segments
Disclosure of operating segments [line items]
Revenue	19,461	24,046	38,787	48,404
Asset management
Disclosure of operating segments [line items]
Revenue	2,429	2,633	4,413	5,170
Distributable Earnings	782	696	1,662	1,534
Revenue from contracts with customers	1,107	1,416	2,232	2,679
Direct costs	2,000	2,000	3,900	4,200
Interest income (expense)	(1,100)	(1,300)	(2,200)	(2,500)
Asset management | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					17,085	17,338
Asset management | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	1,305	1,003	2,693	2,472
Asset management | Elimination of intersegment amounts | Partner managers
Disclosure of operating segments [line items]
Revenue	383	346	1,100	1,200
Direct costs	309	222	745	665
Asset management | Operating segments
Disclosure of operating segments [line items]
Revenue	3,734	3,636	7,106	7,642
Reinsurance
Disclosure of operating segments [line items]
Distributable Earnings	391	292	821	565
Reinsurance | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					11,635	10,872
Renewable Power and Transition
Disclosure of operating segments [line items]
Revenue	1,853	1,549	3,699	3,084
Funds from operations			(296)	(230)
Revenue from contracts with customers	1,764	1,443	3,487	2,937
Direct costs	580	493	1,400	1,200
Interest income (expense)	(531)	(404)	(1,000)	(831)
Other income and gains		29	5	29
Renewable Power and Transition | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					4,204	4,485
Renewable Power and Transition | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	0	0	3	0
Renewable Power and Transition | Operating segments
Disclosure of operating segments [line items]
Revenue	1,853	1,549	3,702	3,084
Funds from operations	(155)	(139)
Corporate Activities
Disclosure of operating segments [line items]
Revenue	93	101	141	162
Funds from operations			291	(572)
Revenue from contracts with customers	0	0	0	0
Direct costs	39	30	68	71
Interest income (expense)	(188)	(181)	(367)	(354)
Corporate Activities | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					(19,048)	(17,987)
Corporate Activities | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	40	(40)	0	(83)
Corporate Activities | Operating segments
Disclosure of operating segments [line items]
Revenue	133	61	141	79
Funds from operations	121	(785)
Infrastructure
Disclosure of operating segments [line items]
Revenue	5,737	5,246	11,362	10,525
Funds from operations			(371)	(282)
Revenue from contracts with customers	4,944	4,568	9,804	9,186
Direct costs	2,600	2,900	5,700	6,000
Interest income (expense)	(865)	(825)	(1,800)	(1,600)
Other income and gains	38	111	416	231
Infrastructure | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					2,093	2,202
Infrastructure | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	1	(1)	1	1
Infrastructure | Operating segments
Disclosure of operating segments [line items]
Revenue	5,738	5,245	11,363	10,526
Funds from operations	(188)	(140)
Private Equity and Other
Disclosure of operating segments [line items]
Revenue	6,964	12,128	13,941	24,295
Funds from operations			(241)	(406)
Revenue from contracts with customers	6,240	11,301	12,444	22,664
Direct costs	5,000	10,400	9,900	20,700
Interest income (expense)	(861)	(818)	(1,700)	(1,700)
Other income and gains	8	104	206	225
Private Equity and Other | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					2,023	1,879
Private Equity and Other | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	10	24	23	38
Private Equity and Other | Operating segments
Disclosure of operating segments [line items]
Revenue	6,974	12,152	13,964	24,333
Funds from operations	(99)	(189)
Real Estate
Disclosure of operating segments [line items]
Revenue	1,007	1,393	2,471	2,721
NOI	716	803	1,508	1,630
Revenue from contracts with customers	545	702	1,176	1,369
Real Estate | Common shares | Common equity
Disclosure of operating segments [line items]
Equity					$ 24,501	$ 23,085
Real Estate | Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	22	10	40	19
Real Estate | Operating segments
Disclosure of operating segments [line items]
Revenue	1,029	1,403	2,511	2,740
Real Estate
Disclosure of operating segments [line items]
Direct costs	$ 759	$ 908	$ 1,900	$ 2,100